Income Taxes - Schedule of Income Tax Expense (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income Tax Expense [Abstract]
Income before income tax expenses	$ 2,060,727	$ 1,669,421	$ 1,873,581	$ 44,550
US federal statutory income tax rate			21.00%	21.00%
Income tax calculated at statutory rate			$ 393,452	$ 9,356
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions			(6,727)	(32,862)
Non-deductible expenses				7,560
Loss carried forward			(50,107)	37,722
Tax loss utilized			(27,575)	(21,776)
Income tax expense	$ 406,026	$ 266,028	$ 309,043